Debt	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Debt
22.	Debt

Debt comprises working capital loans, vehicle loans and term loans. These can be classified in the categories mentioned below:

22.1	Non-current debt

	March 31, 2018	March 31, 2017
Term loans	$1,421,911	$1,211,236
Vehicle loans	33,292	53,392
Total debt	$1,455,203	$1,264,628
Less: Amount reclassified to current debt	(1,427,773)	(1,215,885)
Total non-current debt	$27,430	$48,743

Term loans relate to plant and machinery and carry a floating rate of interest and all vehicle loans carry a fixed rate of interest.

The weighted average interest rates for each of the reporting periods are as follows:

	March 31, 2018	March 31, 2017
Term loans	18.3%	13.0%
Vehicle loans	4.6%	7.0%

22.2	Current debt

	March 31, 2018	March 31, 2017
Working capital loans	$231,782,800	$205,272,318
Debt from Mr. Karan A. Chanana and affiliates	16,394,751	17,903,077
Debt from Other Body Corporates	598,720	-
	$248,776,271	$223,175,395
Add: Current portion of long term debt	1,427,773	1,215,885
Total current debt	$250,204,044	$224,391,280

Working capital loans represent credit limits from banks with renewal period not exceeding one year. The Group's property, plant and equipment (Note 8), trade receivables (Note 13) and inventories (Note 12) have been pledged as collateral to secure repayment of these debts. These secured revolving credit facilities carry floating rates of interest.

Debt from Mr. Karan A. Chanana comprises debt taken from a director of the Company that is payable on demand and carries a fixed rate of interest of 11% per annum, compounded daily.

The weighted average interest rates (including corresponding bank processing charges and fees) for each of the reporting periods for working capital debt and debt from related party is as follows:

	March 31, 2018	March 31, 2017
Working capital loans	12.68%	13.69%
Debt from Mr. Karan A. Chanana	11.60%	11.60%
Debt from other related party	9.29%	9.29%